Consolidated Statements of Net Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Exploration expenses	$ 61,507	$ 30,953
General and administrative expenses	11,469	10,218
Loss from operations	72,976	41,171
Change in fair value of derivatives		105
Finance cost	5,070	146
Impairment of exploration and evaluation assets		251
Interest income, other income and loan revaluation, net	(965)	(590)
Net loss	77,081	41,083
Other comprehensive loss (income)
Foreign currency translation	(542)	(532)
Total comprehensive loss	76,539	40,551
Net loss attributable to:
Shareholders of the Company	77,017	41,008
Non-controlling interest	64	75
Net loss	77,081	41,083
Total comprehensive loss attributable to:
Shareholders of the Company	76,475	40,476
Non-controlling interest	$ 64	$ 75
Net loss per share attributable to shareholders of the Company
Basic (in Dollars per share)	$ 0.49	$ 0.29
Diluted (in Dollars per share)	$ 0.49	$ 0.29
Weighted average number of shares outstanding
Basic (in Shares)	157,319,752	142,119,975
Diluted (in Shares)	157,319,752	142,119,975